SCHEDULE OF INVESTMENTS
August 31, 2021 (unaudited)
The Fairholme Fund

The accompanying notes are an integral part of the schedule of investments.
Shares Value
DOMESTIC EQUITY
SECURITIES — 79 .6%
OIL & GAS STORAGE &
TRANSPORTATION — 2 .4%
150,000 Kinder Morgan, Inc. $ 2,440,500
280,000 Energy Transfer LP 2,604,000
27,000 Williams Cos, Inc. (The) 666,630
73,600 Western Midstream Partners LP 1,452,864
1,110,000 Enterprise Products Partners LP 24,708,600
31,872,594
REAL ESTATE MANAGEMENT &
DEVELOPMENT — 75 .6%
21,539,224 The St. Joe Co.
(a)
996,619,894
SEMICONDUCTORS — 0 .5%
125,500 Intel Corp. 6,784,530
STEEL — 1 .1%
441,700 Commercial Metals Co. 14,408,254
TOTAL DOMESTIC EQUITY SECURITIES
(COST $622,929,542)
1,049,685,272
FOREIGN EQUITY SECURITIES
— 1 .9%
CANADA — 1 .9%
METALS & MINING — 1 .8%
7,519,013 Imperial Metals Corp.
(a)(b)
23,481,085
OIL & GAS STORAGE &
TRANSPORTATION — 0 .1%
35,000 Enbridge, Inc. 1,375,850
TOTAL FOREIGN EQUITY SECURITIES
(COST $68,159,849)
24,856,935
Shares Value
DOMESTIC PREFERRED
EQUITY SECURITIES — 1 .1%
MORTGAGE FINANCE — 1 .1%
5,255,813 Federal Home Loan Mortgage
Corp.
7.875%, Series Z
(b)(c)
$ 7,726,046
4,391,977 Federal National Mortgage
Association
7.750%, Series S
(b)(c)
7,729,880
15,455,926
TOTAL DOMESTIC PREFERRED EQUITY
SECURITIES (COST $39,892,448)
15,455,926
Principal
U.S. GOVERNMENT
OBLIGATIONS — 16 .7%
U.S. Treasury Bills
$ 25,000,000 0.048%,
09/16/2021
(d)
24,999,687
50,000,000 0.015%,
10/07/2021
(d)
49,997,875
50,000,000 0.020%,
11/18/2021
(d)
49,994,854
25,000,000 0.050%,
12/02/2021
(d)
24,997,285
20,000,000 0.056%,
03/24/2022
(d)
19,995,467
50,000,000 0.043%,
05/19/2022
(d)
49,980,139
TOTAL U.S. GOVERNMENT OBLIGATIONS
(COST $219,971,700)
219,965,307
Shares
MONEY MARKET FUNDS
— 0 .7%
8,702,575 Fidelity Investments Money
Market Treasury Portfolio -
Class I, 0.01%
(e)
8,702,575
TOTAL MONEY MARKET FUNDS
(COST $8,702,575)
8,702,575
TOTAL INVESTMENTS — 100.0%
(COST $959,656,114) 1,318,666,015
LIABILITIES IN EXCESS OF
OTHER ASSETS — 0.0%
(373,565)
NET ASSETS — 100.0%
$ 1,318,292,450
(a)
    Affiliated Company. See Note 2.
(b)
    Non-income producing security.
(c)
    Variable rate security. Rates shown are the effective rates as of August 31, 2021.
(d)
    Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(e)
    Annualized based on the 1-day yield as of August 31, 2021.

SCHEDULE OF INVESTMENTS
August 31, 2021 (unaudited)
The Fairholme Focused Income Fund

The accompanying notes are an integral part of the schedule of investments.
Shares Value
DOMESTIC EQUITY
SECURITIES — 34 .0%
INSURANCE - PROPERTY &
CASUALTY — 5 .7%
261,100 Old Republic International Corp. $ 6,788,600
OIL & GAS STORAGE &
TRANSPORTATION — 19 .9%
312,000 Kinder Morgan, Inc. 5,076,240
575,500 Energy Transfer LP 5,352,150
165,300 Williams Cos, Inc. (The) 4,081,257
193,400 Western Midstream Partners LP 3,817,716
244,400 Enterprise Products Partners LP 5,440,344
23,767,707
SEMICONDUCTORS — 3 .1%
67,900 Intel Corp. 3,670,674
STEEL — 5 .3%
193,900 Commercial Metals Co. 6,325,018
TOTAL DOMESTIC EQUITY SECURITIES
(COST $33,235,382)
40,551,999
FOREIGN EQUITY SECURITIES
— 5 .0%
CANADA — 5 .0%
OIL & GAS STORAGE &
TRANSPORTATION — 5 .0%
151,700 Enbridge, Inc. 5,963,327
TOTAL FOREIGN EQUITY SECURITIES
(COST $4,734,755)
5,963,327
DOMESTIC PREFERRED
EQUITY SECURITIES — 1 .2%
MORTGAGE FINANCE — 1 .2%
Federal Home Loan Mortgage
Corp.
302,300 5.100%
, Series H
(a)
749,704
260,924 6.550%
, Series Y
(a)
357,466
180,000 Federal National Mortgage
Association
7.750%, Series S
(a)(b)
316,800
1,423,970
TOTAL DOMESTIC PREFERRED EQUITY
SECURITIES (COST $4,614,651)
1,423,970
Principal Value
U.S. GOVERNMENT
OBLIGATIONS — 51 .9%
U.S. Treasury Bills
$ 4,000,000 0.136%,
09/09/2021
(c)
$ 3,999,967
10,000,000 0.020%,
11/18/2021
(c)
9,998,971
23,000,000 0.068%,
03/24/2022
(c)
22,994,786
10,000,000 0.058%,
04/21/2022
(c)
9,996,939
15,000,000 0.043%,
05/19/2022
(c)
14,994,042
TOTAL U.S. GOVERNMENT OBLIGATIONS
(COST $61,982,274)
61,984,705
Shares
MONEY MARKET FUNDS
— 5 .6%
6,739,616 Fidelity Investments Money
Market Treasury Portfolio -
Class I, 0.01%
(d)
6,739,616
TOTAL MONEY MARKET FUNDS
(COST $6,739,616)
6,739,616
MISCELLANEOUS
INVESTMENTS — 2 .2%
(e)
(COST $2,500,528)
2,701,734
TOTAL INVESTMENTS — 99.9%
(COST $113,807,206) 119,365,351
OTHER ASSETS IN EXCESS
OF LIABILITIES — 0.1%
110,939
NET ASSETS — 100.0%
$ 119,476,290

SCHEDULE OF INVESTMENTS (continued)
August 31, 2021 (unaudited)
The Fairholme Focused Income Fund

The accompanying notes are an integral part of the schedule of investments.
(a)
    Non-income producing security.
(b)
    Variable rate security. Rates shown are the effective rates as of August 31, 2021.
(c)
    Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(d)
    Annualized based on the 1-day yield as of August 31, 2021.
(e)
    Represents previously undisclosed unrestricted securities, which the Fund has held for less than one year.

SCHEDULE OF INVESTMENTS
August 31, 2021 (unaudited)
The Fairholme Allocation Fund

The accompanying notes are an integral part of the schedule of investments.
Shares Value
DOMESTIC EQUITY
SECURITIES — 54 .5%
OIL & GAS STORAGE &
TRANSPORTATION — 17 .4%
121,600 Kinder Morgan, Inc. $ 1,978,432
333,700 Energy Transfer LP 3,103,410
108,800 Western Midstream Partners LP 2,147,712
99,000 Enterprise Products Partners LP 2,203,740
9,433,294
REAL ESTATE MANAGEMENT &
DEVELOPMENT — 28 .8%
348,267 The St. Joe Co.
(a)
15,609,327
SEMICONDUCTORS — 3 .3%
33,100 Intel Corp. 1,789,386
STEEL — 5 .0%
84,100 Commercial Metals Co. 2,743,342
TOTAL DOMESTIC EQUITY SECURITIES
(COST $17,793,562)
29,575,349
FOREIGN EQUITY SECURITIES
— 19 .2%
CANADA — 19 .2%
METALS & MINING — 13 .9%
2,412,125 Imperial Metals Corp.
(b)
7,532,812
OIL & GAS STORAGE &
TRANSPORTATION — 5 .3%
73,300 Enbridge, Inc. 2,881,423
TOTAL FOREIGN EQUITY SECURITIES
(COST $29,093,320)
10,414,235
Shares Value
DOMESTIC PREFERRED
EQUITY SECURITIES — 1 .5%
MORTGAGE FINANCE — 1 .5%
282,295 Federal Home Loan Mortgage
Corp.
7.875%, Series Z
(c)
$ 414,974
216,265 Federal National Mortgage
Association
7.750%, Series S
(c)
380,626
795,600
TOTAL DOMESTIC PREFERRED EQUITY
SECURITIES (COST $2,038,289)
795,600
Principal
U.S. GOVERNMENT
OBLIGATIONS — 12 .9%
U.S. Treasury Bills
$ 2,000,000 0.020%,
11/18/2021
(d)
1,999,794
5,000,000 0.043%,
05/19/2022
(d)
4,998,014
TOTAL U.S. GOVERNMENT OBLIGATIONS
(COST $6,998,378)
6,997,808
Shares
MONEY MARKET FUNDS
— 11 .0%
5,992,596 Fidelity Investments Money
Market Treasury Portfolio -
Class I, 0.01%
(e)
5,992,596
TOTAL MONEY MARKET FUNDS
(COST $5,992,596)
5,992,596
MISCELLANEOUS
INVESTMENTS — 1 .8%
(f)
(COST $1,353,180)
1,001,940
TOTAL INVESTMENTS — 100.9%
(COST $63,269,325) 54,777,528
LIABILITIES IN EXCESS OF
OTHER ASSETS — (0.9)%
(499,810)
NET ASSETS — 100.0%
$ 54,277,718

SCHEDULE OF INVESTMENTS (continued)
August 31, 2021 (unaudited)
The Fairholme Allocation Fund

The accompanying notes are an integral part of the schedule of investments.
(a)
    Restricted/controlled security. The value of this security totals $15,609,327, which represents 28.76% of The Allocation Fund’s net assets. Information related to this security is as follows:
(b)
    Non-income producing security.
(c)
    Variable rate security. Rates shown are the effective rates as of August 31, 2021.
(d)
    Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(e)
    Annualized based on the 1-day yield as of August 31, 2021.
(f)
    Represents previously undisclosed unrestricted securities, which the Fund has held for less than one year.
Shares Issuer
Acquisition
Date(s)
Acquisition
Cost
8/31/2021
Carrying Value
Per Unit
348,267 The St. Joe Co. 08/09/2017-09/01/2017 $6,615,792 $44.82

NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2021 (unaudited)
Fairholme Funds, Inc.

Note 1. Significant Accounting Policies
As investment companies, the Funds follow the investment company accounting and reporting guidance, which is part of U.S.
generally accepted accounting principles (“U.S. GAAP”). The Funds’ investments are reported at fair value as defined by U.S.
GAAP. The Funds calculate their net asset values as soon as practicable following the close of regular trading on the New York
Stock Exchange (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open.
A description of the valuation techniques applied to the Funds’ securities measured at fair value on a recurring basis follows:
Security Valuation:
Equity securities (common and preferred stocks): Securities traded on a national securities exchange or reported on the
NASDAQ national market are generally valued at the official closing price, or at the last reported sale price on the exchange or market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. If these securities are not actively traded, they are classified in Level
2. Subject to the oversight of the Board, the Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the instrument. In these situations, if the inputs are observable, the valuation will be classified in Level 2 of the fair value hierarchy, otherwise they would be classified in Level 3.
Fixed-income securities (U.S. government obligations, corporate bonds, convertible bonds, and asset backed securities): The fair value of fixed-income securities is determined using market quotations when readily available, but may also be estimated by various methods when no such market quotations exist and when the Manager believes these other methods reflect the fair value of such securities. These methods may consider recently executed transactions in securities of the issuer or comparable issuers and market price valuations from independent pricing services and/or brokers (where observable). Where the Manager deems it appropriate to do so (such as when independent prices are unavailable or not deemed to be representative of fair value) fixed income securities will be fair valued in good faith following consideration by, and conclusion of, the Manager’s Valuation and
Liquidity Risk Management Committee. As of August 31, 2021, fixed-income securities are valued by the Manager utilizing observable market prices on the day of valuation or the average bid of independent broker/dealer quotes and/or the average of valuations from independent pricing services. Although fixed-income securities are classified in Level 2 of the fair value hierarchy at August 31, 2021, in instances where significant unobservable inputs are used, they would be classified in Level 3.
Open-end mutual funds: Investments in open-end mutual funds including money market funds are valued at their closing net asset value each business day and are classified in Level 1 of the fair value hierarchy.
Short-term securities: Investments in securities with maturities of less than sixty days when acquired, or which subsequently are within sixty days of maturity, shall be valued at prices supplied by an independent pricing source or by one of the Funds’ pricing agents based on broker or dealer supplied valuations or matrix pricing. To the extent the inputs are observable and timely, the values would be classified in Level 2 of the fair value hierarchy.
Restricted securities: The Manager is deemed to be an affiliate of The St. Joe Co. (“Joe”) for purposes of the Securities Act of 1933 and Rule 144. This determination was made based on a number of factors, including the collective ownership of Joe by certain of the Funds and other advisory clients advised by the Manager. Shares of Joe owned by The Allocation Fund are considered control securities under Rule 144 and are treated as restricted securities for purposes of The Allocation Fund’s valuation procedures. Due to the restrictions on resale, the securities are generally valued at a discount to similar publicly traded securities. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or
Level 3 of the fair value hierarchy. Joe was classified as Level 2 at August 31, 2021.
Warrants: The Funds may invest in warrants, which may be acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants entitle, but do not obligate, the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased

NOTES TO SCHEDULE OF INVESTMENTS (continued)
August 31, 2021 (unaudited)
Fairholme Funds, Inc.

nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.
Warrants traded on a security exchange are valued at the official closing price on the valuation date and are classified as Level
1 of the fair value hierarchy. Over the counter (OTC) warrants are valued using simulation models utilizing market value of the underlying security, expiration date of the warrants, volatility of the underlying security, strike price of the warrants, risk-
free interest rate at the valuation date, and are classified as Level 2 or Level 3 of the fair value hierarchy depending on the observability of the inputs used.
The Funds use several recognized industry third-party pricing services (TPPS) -approved by the Board and unaffiliated with the
Manager -to provide prices for some of the Funds’ securities. The Funds also use other independent market trade data sources
(such as TRACE, the FINRA developed mandatory reporting of over-the-counter secondary market transactions), as well as broker quotes provided by market makers. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. If a price obtained from the pricing source is deemed unreliable, it may be discarded and/or challenged. In these cases the pricing decision is made by reference to the reliable market data from the other market data sources.
Subject to the oversight of the Board, the Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the
Manager the prices or values available do not represent the fair value of the instrument. Factors which may cause the Manager to make such a judgment include the following: (a) only a bid price or an asked price is available; (b) the spread between bid and asked prices is substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f)
the size of reported trades; (g) actions of the securities markets, such as the suspension or limitation of trading; and (h) local market closures. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of fair valued securities are frequently monitored to determine if fair valuation measures continue to apply.
The Manager reports quarterly to the Board the results of the application of fair valuation policies and procedures.
The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
Level 1 — quoted prices in active markets for identical securities;
Level 2 — other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets for identical securities, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 — significant unobservable inputs (including the Manager’s determination as to the fair value of investments).

NOTES TO SCHEDULE OF INVESTMENTS (continued)
August 31, 2021 (unaudited)
Fairholme Funds, Inc.

The inputs or methodology used for valuing investments are not necessarily an indication of the level of risk associated with investing in those investments. The summary of the Funds’ investments by inputs used to value the Funds’ investments as of
August 31, 2021, is as follows:
Valuation Inputs
Level 1 -
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Observable
Inputs
Total
Fair Value
at 08/31/21
THE FAIRHOLME FUND
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities
*
$ 1,049,685,272 $ — $ — $ 1,049,685,272
Foreign Equity Securities
*
24,856,935 — — 24,856,935
Domestic Preferred Equity Securities
*
15,455,926 — — 15,455,926
U.S. Government Obligations — 219,965,307 — 219,965,307
Money Market Funds 8,702,575 — — 8,702,575
TOTAL INVESTMENTS
$ 1,098,700,708 $ 219,965,307 $ — $ 1,318,666,015
*
Industry classification for these categories are detailed in the Schedule of Investments.
Valuation Inputs
Level 1 -
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Observable
Inputs
Total
Fair Value
at 08/31/21
THE INCOME FUND
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities
*
$ 40,551,999 $ — $ — $ 40,551,999
Foreign Equity Securities
*
5,963,327 — — 5,963,327
Domestic Preferred Equity Securities
*
1,423,970 — — 1,423,970
U.S. Government Obligations — 61,984,705 — 61,984,705
Money Market Funds 6,739,616 — — 6,739,616
Miscellaneous Investments 2,701,734 — — 2,701,734
TOTAL INVESTMENTS
$ 57,380,646 $ 61,984,705 $ — $ 119,365,351
*
Industry classification for these categories are detailed in the Schedule of Investments.
Valuation Inputs
Level 1 -
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Observable
Inputs
Total
Fair Value
at 08/31/21
THE ALLOCATION FUND
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities
Real Estate Management & Development $ — $ 15,609,327 $ — $ 15,609,327
Other Industries
*
13,966,022 — — 13,966,022
Foreign Equity Securities
*
10,414,235 — — 10,414,235
Domestic Preferred Equity Securities
*
795,600 — — 795,600
U.S. Government Obligations — 6,997,808 — 6,997,808

NOTES TO SCHEDULE OF INVESTMENTS (continued)
August 31, 2021 (unaudited)
Fairholme Funds, Inc.

There were no Level 3 investments for any of the Funds at August 31, 2021.
Note 2. Transactions in Shares of Affiliates
Portfolio companies in which The Fairholme Fund owns 5% or more of the outstanding voting securities of the issuer are considered affiliates of The Fairholme Fund. The aggregate fair value of all securities of affiliates held by The Fairholme Fund as of August 31, 2021 amounted to $1,020,100,979, representing approximately 77.38% of The Fairholme Fund’s net assets.
Transactions in The Fairholme Fund during the period ended August 31, 2021, in which the issuer of the security was an affiliate are as follows:
For additional information regarding the accounting policies of the Funds and the most recent federal income tax information, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.
Money Market Funds $ 5,992,596 $ — $ — $ 5,992,596
Miscellaneous Investments 1,001,940 — — 1,001,940
TOTAL INVESTMENTS
$ 32,170,393 $ 22,607,135 $ — $ 54,777,528
*
Industry classification for these categories are detailed in the Schedule of Investments.
November 30, 2020 Gross Additions Gross Deductions August 31, 2021
Shares/
Par Value
Shares/
Par Value
Shares/
Par Value
Shares/
Par Value Fair Value
Realized
Gain
(Loss)
Investment
Income
Change in
Unrealized
Appreciation
Imperial Metals Corp. 6,865,767 683,547 30,301 7,519,013 $ 23,481,085 $ (305,937) $ — $ 3,161,309
Imperial Metals Corp.
,
Expire 06/25/2021 — 6,835,467 6,835,467 — — — — —
The St. Joe Co. 22,208,024 — 668,800 21,539,224 996,619,894 10,414,220 5,185,806 286,849,872
Total
$ 1,020,100,979 $ 10,108,283 $ 5,185,806 $ 290,011,181